UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 1,072,033	$ 277,914	$ 1,178,513	$ 888,749
Loss from operations	(1,072,033)	(277,914)	(1,178,513)	(888,749)
Other income (expense)
Change in fair value of extension note		417,419
Change in fair value of equity forward	(7,000)		(325,000)
Change in fair value of derivative warrant liabilities	3,191,842	(923,558)	(4,693,000)	21,359,166
Interest income on investments held in Trust Account	250,812		267,481	4,937,551
Total other income (expense)	3,435,654	(506,139)	(4,750,519)	26,296,717
Income (loss) before income tax provision	2,363,621	(784,053)	(5,929,032)	25,407,968
Income tax provision	10,336		(65,469)	(1,213,218)
Net income (loss)	$ 2,373,957	$ (784,053)	$ (5,994,501)	$ 24,194,750
Class A - Common stock
Weighted average common shares outstanding, basic and diluted
Weighted average common shares outstanding, basic	2,090,269	8,348,384	5,047,364	64,226,579
Weighted average common shares outstanding, diluted	2,090,269	8,348,384	5,047,364	64,226,579	64,226,579
Basic net (loss) income per common share	$ 0.11	$ (0.03)	$ (0.25)	$ 0.29
Diluted net (loss) income per common share	$ 0.11	$ (0.03)	$ (0.25)	$ 0.29	$ 0.29
Class B - Common stock
Weighted average common shares outstanding, basic and diluted
Weighted average common shares outstanding, basic	18,750,000	18,750,000	18,750,000	18,750,000
Weighted average common shares outstanding, diluted	18,750,000	18,750,000	18,750,000	18,750,000	18,750,000
Basic net (loss) income per common share	$ 0.11	$ (0.03)	$ (0.25)	$ 0.29
Diluted net (loss) income per common share	$ 0.11	$ (0.03)	$ (0.25)	$ 0.29	$ 0.29